CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970
Ordinary shares, shares outstanding	120,761,971	129,065,690
Treasury shares, shares	140,462,677	132,181,781